Schedule of Special Charges, Net (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 29, 2014	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring and plant realignment costs
Total restructuring and plant realignment costs	$ 1,008			$ 9,713	$ 8,633
Other special charges
Goodwill impairment			$ 7,600	(6,851)	0
Other charges	2,105	$ 334
Total other special charges				10,394	6,212	$ 4,066
Total	6,022	8,711		59,185	33,188	19,592
Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs	1,008	2,912		9,713	8,633	15,074
Internal Redesign and Restructure of Global Operations		2,912
Acquisition and integration costs
Acquisition - Blackstone	2,909	5,465		39,078	18,343	452
Fiberweb Acquisition Costs	1,816	3,034		14,643	18,306	0
Other special charges
Colombia flood				0	0	57
Goodwill impairment				6,851	0	0
Asset impairment				0	2,259	0
Other charges	2,105	334		3,543	3,953	4,009
Total	(6,022)	(8,711)		59,185	33,188	19,592
Special Charges Net | Maximum [Member]
Acquisition and integration costs
Acquisition - Blackstone				0	37
Companhia Providencia Industria e Comercio [Member] | Special Charges Net
Acquisition and integration costs
Acquisition - Blackstone	1,093	2,431		24,435	0	0
North America [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs	248			1,324	1,700
Other special charges
Goodwill impairment				0	0
Other charges	71	173
Total other special charges				881	139	0
North America [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs	248	203		1,324	1,700	4,212
Acquisition and integration costs
Acquisition - Blackstone	490	500		4,906	244	0
Other special charges
Total	(809)	(876)		7,111	2,083	4,212
South America [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs	(15)			842	922
Other special charges
Goodwill impairment				(6,851)	0
Other charges	0	0
Total other special charges				6,851	2,213	65
South America [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs	(15)	57		842	922	1,721
Acquisition and integration costs
Acquisition - Blackstone	227	9		4,627	4	0
Other special charges
Total	(212)	(66)		12,320	3,139	1,786
Europe [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs	783			7,472	4,238
Other special charges
Goodwill impairment				0	0
Other charges	(5)	1
Total other special charges				0	0	0
Europe [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs	783	2,628		7,472	4,238	3,180
Acquisition and integration costs
Acquisition - Blackstone	225	605		3,999	1,275	0
Other special charges
Total	(1,003)	(3,234)		11,471	5,513	3,180
Asia [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs	0			(64)	1
Other special charges
Goodwill impairment				0	0
Other charges	1,193	100
Total other special charges				2,215	202	0
Asia [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs	0	6		(64)	1	829
Acquisition and integration costs
Acquisition - Blackstone	0	0		0	0	0
Other special charges
Total	(1,193)	(106)		2,151	203	829
Corporation [Member]
Restructuring and plant realignment costs
Total restructuring and plant realignment costs	(8)			139	1,772
Other special charges
Other charges	846	60
Total other special charges				447	3,658	4,001
Corporation [Member] | Special Charges Net
Restructuring and plant realignment costs
Restructuring and plant realignment costs	(8)	18		139	1,772	5,132
Acquisition and integration costs
Acquisition - Blackstone	1,967	4,351		25,546	16,820	452
Other special charges
Total	$ (2,805)	$ (4,429)		$ 26,132	$ 22,250	$ 9,585